The fair value of the derivative liability using the Black-Scholes option pricing model (Details) (USD $)	Jun. 30, 2014	Apr. 21, 2014
The fair value of the derivative liability using the Black-Scholes option pricing model
Common stock issuable upon conversion	10,250,682	6,318,984
Estimated market value of common stock on measurement date	$ 0.011	$ 0.023
Exercise price	$ 0.0073	$ 0.0113
Risk free interest rate	0.07%	0.06%
Expected dividend yield	0.00%	0.00%
Expected volatility	182.00%	186.00%
Expected exercise term in years	0.40	0.59